CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) shares in Millions, $ in Millions	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Retained Earnings
Balance (in shares) at Dec. 31, 2012		80.2
Balance at Dec. 31, 2012	$ 998.4	$ 80.2	$ 856.1	$ (371.3)	$ 433.4
Net income	178.6	0.0	0.0	0.0	178.6
Total other comprehensive (loss) income, net of tax	6.2	0.0	0.0	6.2	0.0
Dividends paid:
Common stock ($0.80 per share)	$ (64.0)	$ 0.0	0.0	0.0	(64.0)
Common stock repurchased and retired (in shares)	(1.5)	(1.5)
Common stock repurchased and retired	$ (36.2)	$ (1.5)	(34.7)	0.0	0.0
Common stock issued for:
Stock options exercised (in shares)	0.5	0.5
Stock options exercised	$ 9.7	$ 0.5	9.2	0.0	0.0
Other transactions (in shares)		0.2
Other transactions	3.2	$ 0.2	3.0	0.0	0.0
Stock-based compensation	5.2	$ 0.0	5.2	0.0	0.0
Balance (in shares) at Dec. 31, 2013		79.4
Balance at Dec. 31, 2013	1,101.1	$ 79.4	838.8	(365.1)	548.0
Net income	105.7	0.0	0.0	0.0	105.7
Total other comprehensive (loss) income, net of tax	(78.0)	0.0	0.0	(78.0)	0.0
Dividends paid:
Common stock ($0.80 per share)	$ (63.0)	$ 0.0	0.0	0.0	(63.0)
Common stock repurchased and retired (in shares)	(2.5)	(2.5)
Common stock repurchased and retired	$ (64.8)	$ (2.5)	(62.3)	0.0	0.0
Common stock issued for:
Stock options exercised (in shares)	0.5	0.5
Stock options exercised	$ 12.1	$ 0.5	11.6	0.0	0.0
Other transactions (in shares)		0.0
Other transactions	(1.4)	$ 0.0	(1.4)	0.0	0.0
Stock-based compensation	1.6	$ 0.0	1.6	0.0	0.0
Balance (in shares) at Dec. 31, 2014		77.4
Balance at Dec. 31, 2014	1,013.3	$ 77.4	788.3	(443.1)	590.7
Net income	13.1	0.0	0.0	0.0	13.1
Total other comprehensive (loss) income, net of tax	3.4	0.0	0.0	3.4	0.0
Dividends paid:
Common stock ($0.80 per share)	$ (15.5)	$ 0.0	0.0	0.0	(15.5)
Common stock repurchased and retired (in shares)	0.0
Common stock repurchased and retired	$ 0.0
Common stock issued for:
Stock options exercised (in shares)	0.1	0.1
Stock options exercised	$ 2.8	$ 0.1	2.7	0.0	0.0
Other transactions (in shares)		0.0
Other transactions	(0.2)	$ 0.0	(0.2)	0.0	0.0
Stock-based compensation	1.3	$ 0.0	1.3	0.0	0.0
Balance (in shares) at Mar. 31, 2015		77.5
Balance at Mar. 31, 2015	1,018.2	$ 77.5	792.1	(439.7)	588.3
Balance (in shares) at Dec. 31, 2014		77.4
Balance at Dec. 31, 2014	1,013.3	$ 77.4	788.3	(443.1)	590.7
Net income	(1.4)	0.0	0.0	0.0	(1.4)
Total other comprehensive (loss) income, net of tax	(49.4)	0.0	0.0	(49.4)	0.0
Dividends paid:
Common stock ($0.80 per share)	$ (79.5)	$ 0.0	0.0	0.0	(79.5)
Common stock repurchased and retired (in shares)	0.0
Common stock repurchased and retired	$ 0.0
Common stock issued for:
Stock options exercised (in shares)	0.1	0.1
Stock options exercised	$ 3.1	$ 0.1	3.0	0.0	0.0
Other transactions (in shares)		0.1
Other transactions	2.3	$ 0.1	2.2	0.0	0.0
Business acquired in purchase transaction, net of issuance costs (in shares)		87.5
Business acquired in purchase transaction, net of issuance costs	1,525.5	$ 87.5	1,438.0	0.0	0.0
Stock-based compensation	4.9	$ 0.0	4.9	0.0	0.0
Balance (in shares) at Dec. 31, 2015		165.1
Balance at Dec. 31, 2015	2,418.8	$ 165.1	2,236.4	(492.5)	509.8
Net income	(37.9)	0.0	0.0	0.0	(37.9)
Total other comprehensive (loss) income, net of tax	22.3	0.0	0.0	22.3	0.0
Dividends paid:
Common stock ($0.80 per share)	$ (33.0)	$ 0.0	0.0	0.0	(33.0)
Common stock repurchased and retired (in shares)	0.0
Common stock repurchased and retired	$ 0.0
Common stock issued for:
Other transactions (in shares)		0.1
Other transactions	1.0	$ 0.1	0.9	0.0	0.0
Stock-based compensation	1.6	$ 0.0	1.6	0.0	0.0
Balance (in shares) at Mar. 31, 2016		165.2
Balance at Mar. 31, 2016	$ 2,372.8	$ 165.2	$ 2,238.9	$ (470.2)	$ 438.9